Document and Entity Information	Sep. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	TechTarget, Inc.
Entity Central Index Key	0001293282
Entity Emerging Growth Company	false
Entity File Number	1-33472
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3483216
Entity Address, Address Line One	275 Grove Street
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02466
City Area Code	617
Local Phone Number	431-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 per value per share
Trading Symbol	TTGT
Security Exchange Name	NASDAQ